Supplemental Consolidating Financial Information	12 Months Ended
Dec. 31, 2013
Supplemental Financial Information [Abstract]
Supplemental Condensed Consolidating Financial Information Disclosure

19.  SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION

The Senior Notes, which are senior unsecured obligations of CHS, and the 5⅛% Senior Secured Notes are guaranteed on a senior basis by the Company and by certain of its existing and subsequently acquired or organized 100% owned domestic subsidiaries.  The Senior Notes and the 5⅛% Senior Secured Notes are fully and unconditionally guaranteed on a joint and several basis, with exceptions considered customary for such guarantees, limited to the release of the guarantee when a subsidiary guarantor’s capital stock is sold, or a sale of all of the subsidiary guarantor’s assets used in operations. The following condensed consolidating financial statements present Community Health Systems, Inc. (as parent guarantor), CHS (as the issuer), the subsidiary guarantors, the subsidiary non-guarantors and eliminations. These condensed consolidating financial statements have been prepared and presented in accordance with SEC Regulation S-X Rule 3-10 “Financial Statements of Guarantors and Issuers of Guaranteed Securities Registered or Being Registered.”

The accounting policies used in the preparation of this financial information are consistent with those elsewhere in the consolidated financial statements of the Company, except as noted below:

•Intercompany receivables and payables are presented gross in the supplemental condensed consolidating balance sheets.

•Cash flows from intercompany transactions are presented in cash flows from financing activities, as changes in intercompany balances with affiliates, net.

•Income tax expense is allocated from the parent guarantor to the income producing operations (other guarantors and non-guarantors) and the issuer through stockholders’ equity. As this approach represents an allocation, the income tax expense allocation is considered non-cash for statement of cash flow purposes.

•Interest expense, net has been presented to reflect net interest expense and interest income from outstanding long-term debt and intercompany balances.

The Company’s intercompany activity consists primarily of daily cash transfers for purposes of cash management, the allocation of certain expenses and expenditures paid for by the parent on behalf of its subsidiaries, and the push down of investment in its subsidiaries. This activity also includes the intercompany transactions between consolidated entities as part of the Receivables Facility that is further discussed in Note 6.  The Company’s subsidiaries generally do not purchase services from one another; thus, the intercompany transactions do not represent revenue generating transactions. All intercompany transactions eliminate in consolidation.

From time to time, the Company sells and/or repurchases noncontrolling interests in consolidated subsidiaries, which may change subsidiaries between guarantors and non-guarantors. Amounts for prior periods are revised to reflect the status of guarantors or non-guarantors as of December 31, 2013.

Condensed Consolidating Statement of Income
Year Ended December 31, 2013

	Parent Guarantor	Issuer	Other Guarantors	Non - Guarantors	Eliminations	Consolidated
	(In thousands)
Operating revenues (net of contractual
allowances and discounts)	$-	$(14,923)	$9,487,566	$5,379,982	$-	$14,852,625
Provision for bad debts	-	-	1,394,111	639,558	-	2,033,669
Net operating revenues	-	(14,923)	8,093,455	4,740,424	-	12,818,956
Operating costs and expenses:
Salaries and benefits	-	-	3,591,443	2,515,948	-	6,107,391
Supplies	-	-	1,284,542	690,694	-	1,975,236
Other operating expenses	-	240	1,824,811	991,582	-	2,816,633
Government settlement and related costs	-	-	101,500	-	-	101,500
Electronic health records incentive reimbursement	-	-	(104,922)	(57,120)	-	(162,042)
Rent	-	-	158,541	120,344	-	278,885
Depreciation and amortization	-	-	521,557	249,799	-	771,356
Total operating costs and expenses	-	240	7,377,472	4,511,247	-	11,888,959
Income from operations	-	(15,163)	715,983	229,177	-	929,997
Interest expense, net	-	(4,749)	554,861	63,010	-	613,122
Loss from early extinguishment of debt	-	1,295	-	-	-	1,295
Equity in earnings of unconsolidated affiliates	(141,203)	(138,906)	(85,859)	-	323,327	(42,641)
Impairment of long-lived assets	-	-	12,100	-	-	12,100
Income from continuing operations before income taxes	141,203	127,197	234,881	166,167	(323,327)	346,121
Provision for (benefit from) income taxes	-	(14,006)	85,208	32,476	-	103,678
Income from continuing operations	141,203	141,203	149,673	133,691	(323,327)	242,443
Discontinued operations, net of taxes:
Loss from operations of entities sold or held for sale	-	-	(12,980)	(7,633)	-	(20,613)
Impairment of hospitals sold or held for sale	-	-	(4,562)	-	-	(4,562)
Loss on sale, net	-	-	-	-	-	-
Loss from discontinued operations, net of taxes	-	-	(17,542)	(7,633)	-	(25,175)
Net income	141,203	141,203	132,131	126,058	(323,327)	217,268
Less: Net income attributable to noncontrolling interests	-	-	-	76,065	-	76,065
Net income attributable to Community Health Systems,
Inc. stockholders	$141,203	$141,203	$132,131	$49,993	$(323,327)	$141,203

Condensed Consolidating Statement of Income
Year Ended December 31, 2012

	Parent Guarantor	Issuer	Other Guarantors	Non - Guarantors	Eliminations	Consolidated
	(In thousands)
Operating revenues (net of contractual
allowances and discounts)	$-	$(9,653)	$9,413,925	$5,342,487	$-	$14,746,759
Provision for bad debts	-	-	1,292,852	621,171	-	1,914,023
Net operating revenues	-	(9,653)	8,121,073	4,721,316	-	12,832,736
Operating costs and expenses:
Salaries and benefits	-	-	3,552,225	2,439,821	-	5,992,046
Supplies	-	-	1,281,193	671,725	-	1,952,918
Other operating expenses	-	603	1,828,771	976,564	-	2,805,938
Government settlement and related costs	-	-	-	-	-	-
Electronic health records incentive reimbursement	-	-	(78,419)	(44,277)	-	(122,696)
Rent	-	-	149,089	115,326	-	264,415
Depreciation and amortization	-	-	472,919	240,973	-	713,892
Total operating costs and expenses	-	603	7,205,778	4,400,132	-	11,606,513
Income from operations	-	(10,256)	915,295	321,184	-	1,226,223
Interest expense, net	-	58,726	503,484	58,747	-	620,957
Loss from early extinguishment of debt	-	115,453	-	-	-	115,453
Equity in earnings of unconsolidated affiliates	(265,640)	(348,878)	(150,606)	-	723,091	(42,033)
Impairment of long-lived assets	-	-	10,000	-	-	10,000
Income from continuing operations before income taxes	265,640	164,443	552,417	262,437	(723,091)	521,846
Provision for (benefit from) income taxes	-	(101,197)	199,423	65,800	-	164,026
Income from continuing operations	265,640	265,640	352,994	196,637	(723,091)	357,820
Discontinued operations, net of taxes:
Loss from operations of entities sold or held for sale	-	-	(5,438)	(6,579)	-	(12,017)
Impairment of hospitals sold or held for sale	-	-	-	-	-	-
Loss on sale, net	-	-	-	-	-	-
Loss from discontinued operations, net of taxes	-	-	(5,438)	(6,579)	-	(12,017)
Net income	265,640	265,640	347,556	190,058	(723,091)	345,803
Less: Net income attributable to noncontrolling interests	-	-	-	80,163	-	80,163
Net income attributable to Community Health Systems,
Inc. stockholders	$265,640	$265,640	$347,556	$109,895	$(723,091)	$265,640

Condensed Consolidating Statement of Income
Year Ended December 31, 2011

	Parent Guarantor	Issuer	Other Guarantors	Non - Guarantors	Eliminations	Consolidated
	(In thousands)
Operating revenues (net of contractual
allowances and discounts)	$-	$-	$8,489,187	$4,891,394	$-	$13,380,581
Provision for bad debts	-	-	1,137,662	535,189	-	1,672,851
Net operating revenues	-	-	7,351,525	4,356,205	-	11,707,730
Operating costs and expenses:
Salaries and benefits	-	-	3,213,478	2,253,942	-	5,467,420
Supplies	-	-	1,165,970	645,844	-	1,811,814
Other operating expenses	-	-	1,595,918	862,362	-	2,458,280
Government settlement and related costs	-	-	-	-	-	-
Electronic health records incentive reimbursement	-	-	(43,959)	(18,922)	-	(62,881)
Rent	-	-	134,862	111,356	-	246,218
Depreciation and amortization	-	-	413,587	229,781	-	643,368
Total operating costs and expenses	-	-	6,479,856	4,084,363	-	10,564,219
Income from operations	-	-	871,669	271,842	-	1,143,511
Interest expense, net	-	87,095	494,185	61,246	-	642,526
Loss from early extinguishment of debt	-	66,019	-	-	-	66,019
Equity in earnings of unconsolidated affiliates	(201,948)	(287,903)	(65,846)	-	506,206	(49,491)
Impairment of long-lived assets	-	-	-	-	-	-
Income from continuing operations before income taxes	201,948	134,789	443,330	210,596	(506,206)	484,457
Provision for (benefit from) income taxes	-	(67,159)	160,045	48,707	-	141,593
Income from continuing operations	201,948	201,948	283,285	161,889	(506,206)	342,864
Discontinued operations, net of taxes:
Loss from operations of entities sold or held for sale	-	-	(1,950)	(12,789)	-	(14,739)
Impairment of hospitals sold or held for sale	-	-	-	(47,930)	-	(47,930)
Loss on sale, net	-	-	-	(2,572)	-	(2,572)
Loss from discontinued operations, net of taxes	-	-	(1,950)	(63,291)	-	(65,241)
Net income	201,948	201,948	281,335	98,598	(506,206)	277,623
Less: Net income attributable to noncontrolling interests	-	-	-	75,675	-	75,675
Net income attributable to Community Health Systems,
Inc. stockholders	$201,948	$201,948	$281,335	$22,923	$(506,206)	$201,948

Condensed Consolidating Statement of Comprehensive Income
Year Ended December 31, 2013

	Parent Guarantor	Issuer	Other Guarantors	Non - Guarantors	Eliminations	Consolidated
	(In thousands)
Net income	$141,203	$141,203	$132,131	$126,058	$(323,327)	$217,268
Other comprehensive income (loss), net of income taxes:
Net change in fair value of interest rate swaps, net of tax	60,304	60,304	-	-	(60,304)	60,304
Net change in fair value of available-for-sale securities, net
of tax	2,181	2,181	2,181	-	(4,362)	2,181
Amortization and recognition of unrecognized pension
cost components, net of tax	15,320	15,320	15,320	-	(30,640)	15,320
Other comprehensive income (loss)	77,805	77,805	17,501	-	(95,306)	77,805
Comprehensive income	219,008	219,008	149,632	126,058	(418,633)	295,073
Less: Comprehensive income attributable to
noncontrolling interests	-	-	-	76,065	-	76,065
Comprehensive income attributable to Community
Health Systems, Inc. stockholders	$219,008	$219,008	$149,632	$49,993	$(418,633)	$219,008

Condensed Consolidating Statement of Comprehensive Income
Year Ended December 31, 2012

	Parent Guarantor	Issuer	Other Guarantors	Non - Guarantors	Eliminations	Consolidated
	(In thousands)
Net income	$265,640	$265,640	$347,556	$190,058	$(723,091)	$345,803
Other comprehensive income (loss), net of income taxes:
Net change in fair value of interest rate swaps, net of tax	46,409	46,409	-	-	(46,409)	46,409
Net change in fair value of available-for-sale securities, net
of tax	3,012	3,012	3,012	-	(6,024)	3,012
Amortization and recognition of unrecognized pension
cost components, net of tax	(10,252)	(10,252)	(10,252)	-	20,504	(10,252)
Other comprehensive income (loss)	39,169	39,169	(7,240)	-	(31,929)	39,169
Comprehensive income	304,809	304,809	340,316	190,058	(755,020)	384,972
Less: Comprehensive income attributable to
noncontrolling interests	-	-	-	80,163	-	80,163
Comprehensive income attributable to Community
Health Systems, Inc. stockholders	$304,809	$304,809	$340,316	$109,895	$(755,020)	$304,809

Condensed Consolidating Statement of Comprehensive Income
Year Ended December 31, 2011

	Parent Guarantor	Issuer	Other Guarantors	Non - Guarantors	Eliminations	Consolidated
	(In thousands)
Net income	$201,948	$201,948	$281,335	$98,598	$(506,206)	$277,623
Other comprehensive income (loss), net of income taxes:
Net change in fair value of interest rate swaps, net of tax	55,145	55,145	-	-	(55,145)	55,145
Net change in fair value of available-for-sale securities, net
of tax	(960)	(960)	(960)	-	1,920	(960)
Amortization and recognition of unrecognized pension
cost components, net of tax	(7,737)	(7,737)	(7,737)	-	15,474	(7,737)
Other comprehensive income (loss)	46,448	46,448	(8,697)	-	(37,751)	46,448
Comprehensive income	248,396	248,396	272,638	98,598	(543,957)	324,071
Less: Comprehensive income attributable to
noncontrolling interests	-	-	-	75,675	-	75,675
Comprehensive income attributable to Community
Health Systems, Inc. stockholders	$248,396	$248,396	$272,638	$22,923	$(543,957)	$248,396

Condensed Consolidating Balance Sheet
December 31, 2013
	Parent		Other	Non -
	Guarantor	Issuer	Guarantors	Guarantors	Eliminations	Consolidated
	(In thousands)
ASSETS
Current assets:
Cash and cash equivalents	$-	$-	$238,336	$135,067	$-	$373,403
Patient accounts receivable, net of allowance				-
for doubtful accounts	-	-	865,714	1,456,841	-	2,322,555
Supplies	-	-	256,130	115,185	-	371,315
Prepaid income taxes	107,077	-	-	-	-	107,077
Deferred income taxes	101,372	-	-	-	-	101,372
Prepaid expenses and taxes	-	112	97,940	28,920	-	126,972
Other current assets	-	-	264,053	81,216	-	345,269
Total current assets	208,449	112	1,722,173	1,817,229	-	3,747,963
Intercompany receivable	579,793	9,540,603	4,529,246	3,811,213	(18,460,855)	-
Property and equipment, net	-	-	4,656,968	2,393,683	-	7,050,651
Goodwill	-	-	2,532,570	1,891,855	-	4,424,425
Other assets, net	-	144,148	1,453,248	828,233	(531,373)	1,894,256
Net investment in subsidiaries	3,193,971	9,335,210	4,029,631	-	(16,558,812)	-
Total assets	$3,982,213	$19,020,073	$18,923,836	$10,742,213	$(35,551,040)	$17,117,295

LIABILITIES AND EQUITY
Current liabilities:
Current maturities of long-term debt	$-	$152,050	$12,458	$2,386	$-	$166,894
Accounts payable	-	19	734,398	214,698	-	949,115
Deferred income taxes	3,183	-	-	-	-	3,183
Accrued interest	-	111,330	124	437	-	111,891
Accrued liabilities	4,178	-	870,532	352,124	-	1,226,834
Total current liabilities	7,361	263,399	1,617,512	569,645	-	2,457,917
Long-term debt	-	8,718,379	50,856	517,254	-	9,286,489
Intercompany payable	-	6,225,192	13,059,089	8,264,665	(27,548,946)	-
Deferred income taxes	906,101	-	-	-	-	906,101
Other long-term liabilities	924	619,135	671,166	217,056	(531,373)	976,908
Total liabilities	914,386	15,826,105	15,398,623	9,568,620	(28,080,319)	13,627,415
Redeemable noncontrolling interests in
equity of consolidated subsidiaries	-	-	-	358,410	-	358,410
Equity:
Community Health Systems, Inc. stockholders’
equity:
Preferred stock	-	-	-	-	-	-
Common stock	960	-	1	2	(3)	960
Additional paid-in capital	1,255,855	1,175,265	1,274,420	594,989	(3,044,674)	1,255,855
Treasury stock, at cost	(6,678)	-	-	-	-	(6,678)
Accumulated other comprehensive (loss)
income	(67,505)	(67,505)	(11,425)	-	78,930	(67,505)
Retained earnings	1,885,195	2,086,208	2,262,217	156,549	(4,504,974)	1,885,195
Total Community Health Systems, Inc.
stockholders’ equity	3,067,827	3,193,968	3,525,213	751,540	(7,470,721)	3,067,827
Noncontrolling interests in equity of
consolidated subsidiaries	-	-	-	63,643	-	63,643
Total equity	3,067,827	3,193,968	3,525,213	815,183	(7,470,721)	3,131,470
Total liabilities and equity	$3,982,213	$19,020,073	$18,923,836	$10,742,213	$(35,551,040)	$17,117,295

Condensed Consolidating Balance Sheet
December 31, 2012
	Parent		Other	Non -
	Guarantor	Issuer	Guarantors	Guarantors	Eliminations	Consolidated
	(In thousands)
ASSETS
Current assets:
Cash and cash equivalents	$-	$-	$271,559	$116,254	$-	$387,813
Patient accounts receivable, net of allowance
for doubtful accounts	-	-	654,894	1,379,191	-	2,034,085
Supplies	-	-	250,316	111,843	-	362,159
Prepaid income taxes	49,888	-	-	-	-	49,888
Deferred income taxes	117,045	-	-	-	-	117,045
Prepaid expenses and taxes	-	115	85,383	39,270	-	124,768
Other current assets	-	-	249,962	93,422	-	343,384
Total current assets	166,933	115	1,512,114	1,739,980	-	3,419,142
Intercompany receivable	406,534	9,837,904	3,723,120	3,262,823	(17,230,381)	-
Property and equipment, net	-	-	4,593,286	2,481,131	-	7,074,417
Goodwill	-	-	2,527,041	1,861,388	-	4,388,429
Other assets, net	-	165,236	1,357,771	829,114	(627,774)	1,724,347
Net investment in subsidiaries	2,974,965	8,686,242	3,427,182	-	(15,088,389)	-
Total assets	$3,548,432	$18,689,497	$17,140,514	$10,174,436	$(32,946,544)	$16,606,335

LIABILITIES AND EQUITY
Current liabilities:
Current maturities of long-term debt	$-	$75,679	$11,094	$3,129	$-	$89,902
Accounts payable	-	74	579,001	240,568	-	819,643
Accrued interest	-	110,091	295	316	-	110,702
Accrued liabilities	7,580	-	752,949	363,022	-	1,123,551
Total current liabilities	7,580	185,844	1,343,339	607,035	-	2,143,798
Long-term debt	-	9,079,392	53,186	318,802	-	9,451,380
Intercompany payable	-	5,639,928	11,693,119	7,822,313	(25,155,360)	-
Deferred income taxes	808,489	-	-	-	-	808,489
Other long-term liabilities	1,156	809,372	675,290	180,437	(627,774)	1,038,481
Total liabilities	817,225	15,714,536	13,764,934	8,928,587	(25,783,134)	13,442,148
Redeemable noncontrolling interests in
equity of consolidated subsidiaries	-	-	-	367,666	-	367,666
Equity:
Community Health Systems, Inc. stockholders’
equity:
Preferred stock	-	-	-	-	-	-
Common stock	929	-	1	2	(3)	929
Additional paid-in capital	1,138,274	1,176,342	1,283,499	690,929	(3,150,770)	1,138,274
Treasury stock, at cost	(6,678)	-	-	-	-	(6,678)
Accumulated other comprehensive (loss)
income	(145,310)	(145,310)	(28,927)	-	174,237	(145,310)
Retained earnings	1,743,992	1,943,929	2,121,007	121,938	(4,186,874)	1,743,992
Total Community Health Systems, Inc.
stockholders’ equity	2,731,207	2,974,961	3,375,580	812,869	(7,163,410)	2,731,207
Noncontrolling interests in equity of
consolidated subsidiaries	-	-	-	65,314	-	65,314
Total equity	2,731,207	2,974,961	3,375,580	878,183	(7,163,410)	2,796,521
Total liabilities and equity	$3,548,432	$18,689,497	$17,140,514	$10,174,436	$(32,946,544)	$16,606,335

Condensed Consolidating Statement of Cash Flows
Year Ended December 31, 2013

	Parent		Other	Non -
	Guarantor	Issuer	Guarantors	Guarantors	Eliminations	Consolidated
	(In thousands)
Net cash (used in) provided by operating
activities	$(78,754)	$21,281	$871,489	$274,703	$-	$1,088,719

Cash flows from investing activities:
Acquisitions of facilities and other related
equipment	-	-	(11,894)	(31,849)	-	(43,743)
Purchases of property and equipment	-	-	(491,863)	(122,129)	-	(613,992)
Proceeds from sale of property and equipment	-	-	3,540	2,869	-	6,409
Increase in other investments	-	-	(275,149)	(64,793)	-	(339,942)
Net cash used in investing activities	-	-	(775,366)	(215,902)	-	(991,268)

Cash flows from financing activities:
Proceeds from exercise of stock options	110,660	-	-	-	-	110,660
Repurchase of restricted stock shares for payroll
tax withholding requirements	(14,896)	-	-	-	-	(14,896)
Stock buy-back	(27,133)	-	-	-	-	(27,133)
Deferred financing costs	-	(13,199)	-	-	-	(13,199)
Excess tax benefit relating to
stock-based compensation	6,715	-	-	-	-	6,715
Payment of special dividend to stockholders	-	-	-	-	-	-
Proceeds from noncontrolling investors in joint
ventures	-	-	-	289	-	289
Redemption of noncontrolling investments in joint
ventures	-	-	-	(9,304)	-	(9,304)
Distributions to noncontrolling investors in joint
ventures	-	-	-	(75,583)	-	(75,583)
Changes in intercompany balances with
affiliates, net	3,408	274,075	(124,384)	(153,099)	-	-
Borrowings under credit agreements	-	1,170,000	23,710	865	-	1,194,575
Issuance of long-term debt	-	-	-	-	-	-
Proceeds from receivables facility	-	-	-	338,000	-	338,000
Repayments of long-term indebtedness	-	(1,452,157)	(28,672)	(141,156)	-	(1,621,985)
Net cash provided by (used in) financing
activities	78,754	(21,281)	(129,346)	(39,988)	-	(111,861)
Net change in cash and cash equivalents	-	-	(33,223)	18,813	-	(14,410)
Cash and cash equivalents at beginning of period	-	-	271,559	116,254	-	387,813
Cash and cash equivalents at end of period	$-	$-	$238,336	$135,067	$-	$373,403

Condensed Consolidating Statement of Cash Flows
Year Ended December 31, 2012

	Parent		Other	Non -
	Guarantor	Issuer	Guarantors	Guarantors	Eliminations	Consolidated
	(In thousands)
Net cash (used in) provided by operating
activities	$(55,122)	$(71,683)	$1,156,708	$250,217	$-	$1,280,120

Cash flows from investing activities:
Acquisitions of facilities and other related
equipment	-	-	(309,731)	(12,584)	-	(322,315)
Purchases of property and equipment	-	-	(540,816)	(227,974)	-	(768,790)
Proceeds from sale of property and equipment	-	-	2,756	3,141	-	5,897
Increase in other investments	-	10,000	(231,326)	(76,668)	-	(297,994)
Net cash used in investing activities	-	10,000	(1,079,117)	(314,085)	-	(1,383,202)

Cash flows from financing activities:
Proceeds from exercise of stock options	20,858	-	-	-	-	20,858
Repurchase of restricted stock shares for payroll
tax withholding requirements	(9,314)	-	-	-	-	(9,314)
Stock buy-back	-	-	-	-	-	-
Deferred financing costs	-	(141,219)	-	-	-	(141,219)
Excess tax benefit relating to
stock-based compensation	3,973	-	-	-	-	3,973
Payment of special dividend to stockholders	(22,535)	-	-	-	-	(22,535)
Proceeds from noncontrolling investors in joint
ventures	-	-	-	535	-	535
Redemption of noncontrolling investments in joint
ventures	-	-	-	(44,287)	-	(44,287)
Distributions to noncontrolling investors in joint
ventures	-	-	-	(68,344)	-	(68,344)
Changes in intercompany balances with
affiliates, net	62,140	(124,560)	189,076	(126,656)	-	-
Borrowings under credit agreements	-	3,955,000	20,866	-	-	3,975,866
Issuance of long-term debt	-	3,825,000	-	-	-	3,825,000
Proceeds from receivables facility	-	-	-	350,000	-	350,000
Repayments of long-term indebtedness	-	(7,452,538)	(24,894)	(52,071)	-	(7,529,503)
Net cash provided by (used in) financing
activities	55,122	61,683	185,048	59,177	-	361,030
Net change in cash and cash equivalents	-	-	262,639	(4,691)	-	257,948
Cash and cash equivalents at beginning of period	-	-	8,920	120,945	-	129,865
Cash and cash equivalents at end of period	$-	$-	$271,559	$116,254	$-	$387,813

Condensed Consolidating Statement of Cash Flows
Year Ended December 31, 2011

	Parent		Other	Non -
	Guarantor	Issuer	Guarantors	Guarantors	Eliminations	Consolidated
	(In thousands)
Net cash (used in) provided by operating
activities	$(41,780)	$(111,001)	$918,947	$495,742	$-	$1,261,908

Cash flows from investing activities:
Acquisitions of facilities and other related
equipment	-	-	(370,243)	(45,117)	-	(415,360)
Purchases of property and equipment	-	-	(440,754)	(335,959)	-	(776,713)
Proceeds from disposition of hospitals and other
ancillary operations	-	-	-	173,387	-	173,387
Proceeds from sale of property and equipment	-	-	2,283	8,877	-	11,160
Increase in other investments	-	(10,000)	(129,852)	(48,397)	-	(188,249)
Net cash used in investing activities	-	(10,000)	(938,566)	(247,209)	-	(1,195,775)

Cash flows from financing activities:
Proceeds from exercise of stock options	18,910	-	-	-	-	18,910
Repurchase of restricted stock shares for payroll
tax withholding requirements	(13,311)	-	-	-	-	(13,311)
Stock buy-back	(85,790)	-	-	-	-	(85,790)
Deferred financing costs	-	(19,352)	-	-	-	(19,352)
Excess tax benefit relating to
stock-based compensation	5,290	-	-	-	-	5,290
Payment of special dividend to stockholders	-	-	-	-	-	-
Proceeds from noncontrolling investors in joint
ventures	-	-	-	1,229	-	1,229
Redemption of noncontrolling investments in joint
ventures	-	-	-	(13,022)	-	(13,022)
Distributions to noncontrolling investors in joint
ventures	-	-	-	(56,094)	-	(56,094)
Changes in intercompany balances with
affiliates, net	116,681	209,056	(175,332)	(150,405)	-	-
Borrowings under credit agreements	-	560,000	18,236	2,145	(2,145)	578,236
Issuance of long-term debt	-	1,000,000	-	-	-	1,000,000
Proceeds from receivables facility	-	-	-	-	-	-
Repayments of long-term indebtedness	-	(1,628,703)	(23,200)	(1,775)	2,145	(1,651,533)
Net cash provided by (used in) financing
activities	41,780	121,001	(180,296)	(217,922)	-	(235,437)
Net change in cash and cash equivalents	-	-	(199,915)	30,611	-	(169,304)
Cash and cash equivalents at beginning of period	-	-	208,835	90,334	-	299,169
Cash and cash equivalents at end of period	$-	$-	$8,920	$120,945	$-	$129,865